Summary of Total Interest Expense Recognized, Descriptions (Detail)	Jun. 30, 2019	Jun. 30, 2018
Debt Instrument [Line Items]
Debt instrument, interest rate	0.25%	0.25%
0.25% Convertible Senior Note Due 2022
Debt Instrument [Line Items]
Debt instrument, interest rate	0.25%	0.25%